GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 1.7%
15,974	Northrop Grumman Corp.	$ 5,354,485

Banks – 8.0%
77,724	Citigroup, Inc.	3,723,757
112,203	JPMorgan Chase & Co.	10,918,474
22,297	M&T Bank Corp.	2,355,901
101,205	Truist Financial Corp.	3,722,320
190,405	Wells Fargo & Co.	5,040,020

		25,760,472

Beverages – 1.2%
83,821	Coca-Cola Co. (The)	3,912,764

Biotechnology – 1.1%
15,915	Amgen, Inc.	3,655,675

Capital Markets – 4.9%
6,995	BlackRock, Inc.	3,697,837
23,863	CME Group, Inc.	4,357,384
97,415	Morgan Stanley	4,305,743
39,965	Singapore Exchange Ltd. ADR (Singapore)	3,447,780

		15,808,744

Chemicals – 3.3%
17,117	Ecolab, Inc.	3,638,732
34,615	Linde PLC (United Kingdom)	7,003,999

		10,642,731

Commercial Services & Supplies – 1.4%
54,757	Republic Services, Inc.	4,679,533

Communications Equipment – 1.5%
63,524	Cisco Systems, Inc.	3,037,718
73,996	Juniper Networks, Inc.	1,795,143

		4,832,861

Construction & Engineering – 0.7%
93,004	Vinci SA ADR (France)	2,156,763

Consumer Finance – 0.5%
18,157	American Express Co.	1,726,186

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.9%
89,894	International Paper Co.	$ 3,060,891

Diversified Telecommunication Services – 3.4%
189,654	Verizon Communications, Inc.	10,882,347

Electric Utilities – 1.9%
11,593	NextEra Energy, Inc.	2,962,707
50,842	Xcel Energy, Inc.	3,306,255

		6,268,962

Electronic Equipment, Instruments & Components – 1.4%
56,255	National Instruments Corp.	2,178,194
30,845	TE Connectivity Ltd.	2,506,156

		4,684,350

Entertainment – 2.0%
55,705	Walt Disney Co. (The)	6,534,196

Equity Real Estate Investment Trusts (REITs) – 4.0%
9,028	Alexandria Real Estate Equities, Inc. REIT	1,387,784
10,505	American Tower Corp. REIT	2,712,076
53,154	Equity Residential REIT	3,219,006
106,893	Hudson Pacific Properties, Inc. REIT	2,583,604
34,662	Prologis, Inc. REIT	3,171,573

		13,074,043

Food & Staples Retailing – 3.1%
69,631	Kroger Co. (The)	2,271,363
62,536	Walmart, Inc.	7,758,216

		10,029,579

Food Products – 2.0%
99,677	Conagra Brands, Inc.	3,467,763
57,363	Mondelez International, Inc., Class A	2,989,759

		6,457,522

Health Care Equipment & Supplies – 3.8%
85,792	Medtronic PLC	8,457,376
30,724	Zimmer Biomet Holdings, Inc.	3,881,670

		12,339,046

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.1%
90,548	CVS Health Corp.	$ 5,937,232
9,947	Humana, Inc.	4,084,736

		10,021,968

Hotels, Restaurants & Leisure – 1.9%
32,674	McDonald’s Corp.	6,087,820

Household Products – 3.3%
11,462	Kimberly-Clark Corp.	1,621,185
78,322	Procter & Gamble Co. (The)	9,079,086

		10,700,271

Industrial Conglomerates – 1.2%
25,502	Honeywell International, Inc.	3,719,467

Insurance – 2.0%
24,057	Chubb Ltd.	2,933,511
33,033	Travelers Cos., Inc. (The)	3,533,870

		6,467,381

IT Services – 1.7%
9,798	Accenture PLC, Class A	1,975,473
26,195	Fidelity National Information Services, Inc.	3,636,652

		5,612,125

Machinery – 3.1%
21,480	Deere & Co.	3,267,538
21,066	Illinois Tool Works, Inc.	3,633,042
25,307	Stanley Black & Decker, Inc.	3,174,763

		10,075,343

Media – 1.8%
147,980	Comcast Corp., Class A	5,860,008

Metals & Mining – 1.4%
82,998	Rio Tinto PLC ADR (Australia)	4,475,252

Multi-Utilities – 4.8%
60,195	Ameren Corp.	4,498,372
36,472	CMS Energy Corp.	2,136,530
57,364	National Grid PLC ADR (United Kingdom)	3,276,632

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
43,255	Sempra Energy	$ 5,463,539

		15,375,073

Oil, Gas & Consumable Fuels – 4.6%
103,390	Chevron Corp.	9,480,863
36,669	ConocoPhillips	1,546,698
127,056	Royal Dutch Shell PLC, Class B ADR (Netherlands)	3,867,585

		14,895,146

Pharmaceuticals – 8.4%
44,566	AstraZeneca PLC ADR (United Kingdom)	2,433,304
72,802	Bristol-Myers Squibb Co.	4,347,735
44,972	Eli Lilly and Co.	6,878,467
91,776	Johnson & Johnson	13,651,680

		27,311,186

Road & Rail – 1.7%
31,403	Union Pacific Corp.	5,334,114

Semiconductors & Semiconductor Equipment – 4.3%
105,246	Intel Corp.	6,623,131
74,965	Marvell Technology Group Ltd.	2,445,358
40,021	Texas Instruments, Inc.	4,752,094

		13,820,583

Software – 1.5%
26,401	Microsoft Corp.	4,837,983

Specialty Retail – 3.2%
25,967	Home Depot, Inc. (The)	6,452,280
29,552	Lowe’s Cos., Inc.	3,852,103

		10,304,383

Technology Hardware, Storage & Peripherals – 1.9%
19,456	Apple, Inc.	6,185,841

Tobacco – 1.0%
42,592	Philip Morris International, Inc.	3,124,549

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 1.9%
47,902	American Water Works Co., Inc.	$ 6,083,554

TOTAL COMMON STOCKS (Cost $299,222,860)		$322,153,197

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
269,752	0.151%	$ 269,752
(Cost $269,752)

TOTAL INVESTMENTS – 99.7% (Cost $299,492,612)		$322,422,949

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		964,731

NET ASSETS – 100.0%		$323,387,680

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 1.7%
466	Northrop Grumman Corp.	$ 156,203

Auto Components – 2.5%
2,963	Aptiv PLC	223,262

Banks – 8.1%
3,720	Citigroup, Inc.	178,225
3,511	JPMorgan Chase & Co.	341,656
7,819	Wells Fargo & Co.	206,969

		726,850

Beverages – 2.2%
4,183	Coca-Cola Co. (The)	195,262

Capital Markets – 3.0%
6,000	Morgan Stanley	265,200

Chemicals – 3.7%
1,627	Linde PLC (United Kingdom)	329,207

Commercial Services & Supplies – 2.2%
2,139	Waste Connections, Inc.	201,152

Construction Materials – 1.8%
845	Martin Marietta Materials, Inc.	162,316

Consumer Finance – 2.5%
2,392	American Express Co.	227,407

Electric Utilities – 3.1%
1,104	NextEra Energy, Inc.	282,138

Entertainment – 3.9%
2,979	Walt Disney Co. (The)	349,437

Equity Real Estate Investment Trusts (REITs) – 5.3%
1,898	Alexandria Real Estate Equities, Inc. REIT	291,760
1,157	AvalonBay Communities, Inc. REIT	180,504

		472,264

Food & Staples Retailing – 3.4%
2,443	Walmart, Inc.	303,079

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.7%
2,610	Zimmer Biomet Holdings, Inc.	$ 329,747

Health Care Providers & Services – 3.3%
717	Humana, Inc.	294,436

Hotels, Restaurants & Leisure – 1.7%
3,197	Las Vegas Sands Corp.	153,264

Household Products – 2.7%
2,057	Procter & Gamble Co. (The)	238,447

Industrial Conglomerates – 4.9%
23,798	General Electric Co.	156,353
1,941	Honeywell International, Inc.	283,095

		439,448

Interactive Media & Services – 2.8%
174	Alphabet, Inc., Class A*	249,433

Machinery – 4.6%
1,606	Deere & Co.	244,305
1,379	Stanley Black & Decker, Inc.	172,995

		417,300

Multi-Utilities – 3.9%
4,671	Ameren Corp.	349,064

Oil, Gas & Consumable Fuels – 5.2%
3,202	Cheniere Energy, Inc.*	142,009
3,493	Chevron Corp.	320,308

		462,317

Pharmaceuticals – 10.5%
4,640	Bristol-Myers Squibb Co.	277,101
1,487	Eli Lilly and Co.	227,437
2,966	Johnson & Johnson	441,192

		945,730

Road & Rail – 3.3%
1,733	Union Pacific Corp.	294,367

Semiconductors & Semiconductor Equipment – 3.1%
2,345	Texas Instruments, Inc.	278,445

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 4.1%
496	Intuit, Inc.	$ 143,999
1,243	Microsoft Corp.	227,780

		371,779

Technology Hardware, Storage & Peripherals – 2.1%
606	Apple, Inc.	192,672

TOTAL COMMON STOCKS (Cost $8,823,117)		$8,910,226

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,933	0.151%	$ 33,933
(Cost $33,933)

TOTAL INVESTMENTS – 99.7% (Cost $8,857,050)		$8,944,159

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		29,467

NET ASSETS – 100.0%		$8,973,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.7%
7,540	Northrop Grumman Corp.	$ 2,527,408

Auto Components – 1.3%
67,019	Aptiv PLC	5,049,882

Banks – 7.7%
124,703	Citigroup, Inc.	5,974,521
131,776	JPMorgan Chase & Co.	12,823,122
30,188	M&T Bank Corp.	3,189,664
273,848	Wells Fargo & Co.	7,248,757

		29,236,064

Beverages – 2.5%
112,587	Coca-Cola Co. (The)	5,255,561
24,462	Constellation Brands, Inc., Class A	4,224,587

		9,480,148

Biotechnology – 1.3%
22,619	Agios Pharmaceuticals, Inc.*	1,170,307
4,115	Regeneron Pharmaceuticals, Inc.*	2,521,713
7,372	Sarepta Therapeutics, Inc.*	1,122,535

		4,814,555

Capital Markets – 4.4%
12,148	BlackRock, Inc.	6,421,919
26,473	CME Group, Inc.	4,833,970
125,576	Morgan Stanley	5,550,459

		16,806,348

Chemicals – 1.7%
32,967	Linde PLC (United Kingdom)	6,670,543

Commercial Services & Supplies – 0.8%
32,672	Waste Connections, Inc.	3,072,475

Communications Equipment – 0.5%
80,277	Juniper Networks, Inc.	1,947,520

Construction Materials – 0.8%
15,331	Martin Marietta Materials, Inc.	2,944,932

Consumer Finance – 0.9%
35,185	American Express Co.	3,345,038

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.0%
36,275	Packaging Corp. of America	$ 3,678,648

Diversified Financial Services – 2.3%
47,388	Berkshire Hathaway, Inc., Class B*	8,794,265

Diversified Telecommunication Services – 3.9%
120,048	AT&T, Inc.	3,704,681
190,669	Verizon Communications, Inc.	10,940,587

		14,645,268

Electric Utilities – 3.7%
34,012	NextEra Energy, Inc.	8,692,107
80,339	Xcel Energy, Inc.	5,224,445

		13,916,552

Electronic Equipment, Instruments & Components – 0.9%
86,287	National Instruments Corp.	3,341,032

Entertainment – 2.9%
92,824	Walt Disney Co. (The)	10,888,255

Equity Real Estate Investment Trusts (REITs) – 3.9%
20,674	Alexandria Real Estate Equities, Inc. REIT	3,178,007
27,143	AvalonBay Communities, Inc. REIT	4,234,579
42,938	Extra Space Storage, Inc. REIT	4,154,252
136,886	Hudson Pacific Properties, Inc. REIT	3,308,535

		14,875,373

Food & Staples Retailing – 1.9%
57,720	Walmart, Inc.	7,160,743

Food Products – 1.0%
71,627	Mondelez International, Inc., Class A	3,733,199

Gas Utilities – 0.8%
28,606	Atmos Energy Corp.	2,940,125

Health Care Equipment & Supplies – 2.5%
97,929	Boston Scientific Corp.*	3,720,323
44,847	Zimmer Biomet Holdings, Inc.	5,665,970

		9,386,293

Health Care Providers & Services – 3.4%
101,282	CVS Health Corp.	6,641,061
13,572	Humana, Inc.	5,573,342

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
5,026	McKesson Corp.	$ 797,475

		13,011,878

Hotels, Restaurants & Leisure – 2.5%
51,604	Las Vegas Sands Corp.	2,473,895
38,368	McDonald’s Corp.	7,148,726

		9,622,621

Household Products – 2.7%
88,214	Procter & Gamble Co. (The)	10,225,767

Industrial Conglomerates – 2.6%
651,253	General Electric Co.	4,278,732
38,453	Honeywell International, Inc.	5,608,370

		9,887,102

Insurance – 2.9%
45,741	Allstate Corp. (The)	4,473,927
34,180	American Financial Group, Inc.	2,059,003
37,028	Chubb Ltd.	4,515,195

		11,048,125

Interactive Media & Services – 1.5%
2,223	Alphabet, Inc., Class A*	3,186,715
11,477	Facebook, Inc., Class A*	2,583,358

		5,770,073

IT Services – 2.3%
65,847	Cognizant Technology Solutions Corp., Class A	3,489,891
18,360	Fidelity National Information Services, Inc.	2,548,919
13,656	Visa, Inc., Class A	2,666,197

		8,705,007

Life Sciences Tools & Services – 0.6%
25,886	Agilent Technologies, Inc.	2,281,592

Machinery – 3.8%
38,620	Deere & Co.	5,874,874
66,517	ITT, Inc.	3,838,031
36,991	Stanley Black & Decker, Inc.	4,640,521

		14,353,426

Shares	Description	Value

Common Stocks – (continued)
Media – 1.6%
151,295	Comcast Corp., Class A	$ 5,991,282

Multi-Utilities – 2.1%
55,626	Ameren Corp.	4,156,931
64,841	CMS Energy Corp.	3,798,386

		7,955,317

Oil, Gas & Consumable Fuels – 5.8%
50,516	Cheniere Energy, Inc.*	2,240,384
92,151	Chevron Corp.	8,450,247
119,126	ConocoPhillips	5,024,735
26,640	EOG Resources, Inc.	1,357,841
111,335	Exxon Mobil Corp.	5,062,402

		22,135,609

Pharmaceuticals – 6.9%
109,723	Bristol-Myers Squibb Co.	6,552,658
29,572	Eli Lilly and Co.	4,523,037
101,785	Johnson & Johnson	15,140,519

		26,216,214

Road & Rail – 2.3%
23,541	Norfolk Southern Corp.	4,197,125
27,478	Union Pacific Corp.	4,667,413

		8,864,538

Semiconductors & Semiconductor Equipment – 4.2%
73,218	Intel Corp.	4,607,609
85,715	Marvell Technology Group Ltd.	2,796,023
43,228	Micron Technology, Inc.*	2,071,054
21,279	NXP Semiconductors NV (Netherlands)	2,044,912
36,610	Texas Instruments, Inc.	4,347,071

		15,866,669

Software – 1.3%
7,791	Intuit, Inc.	2,261,883
13,875	Microsoft Corp.	2,542,594

		4,804,477

Specialty Retail – 2.4%
18,871	Home Depot, Inc. (The)	4,689,066
5,362	O’Reilly Automotive, Inc.*	2,237,241

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
22,368	Ross Stores, Inc.	$ 2,168,801

		9,095,108

Technology Hardware, Storage & Peripherals – 0.8%
9,886	Apple, Inc.	3,143,155

Tobacco – 1.0%
52,191	Philip Morris International, Inc.	3,828,732

Water Utilities – 1.0%
30,494	American Water Works Co., Inc.	3,872,738

TOTAL COMMON STOCKS (Cost $362,729,956)		$375,934,096

Shares	Dividend Rate	Value

Investment Company – 1.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,722,733	0.151%	$ 5,722,733
(Cost $5,722,733)

TOTAL INVESTMENTS – 100.6% (Cost $368,452,689)		$381,656,829

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,460,911)

NET ASSETS – 100.0%		$379,195,918

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 2.4%
21,658	Huntington Ingalls Industries, Inc.	$ 4,329,218
89,952	L3Harris Technologies, Inc.	17,940,926

		22,270,144

Airlines – 0.3%
318,734	JetBlue Airways Corp.*	3,209,651

Auto Components – 1.0%
128,869	Aptiv PLC	9,710,279

Banks – 6.0%
241,513	East West Bancorp, Inc.	8,440,879
76,587	First Republic Bank	8,284,416
146,903	M&T Bank Corp.	15,521,771
208,689	Pinnacle Financial Partners, Inc.	8,316,257
441,696	Regions Financial Corp.	4,995,582
48,632	SVB Financial Group*	10,443,722

		56,002,627

Beverages – 1.4%
132,195	Coca-Cola European Partners PLC (United Kingdom)	4,983,751
47,848	Constellation Brands, Inc., Class A	8,263,350

		13,247,101

Biotechnology – 0.5%
82,590	Agios Pharmaceuticals, Inc.*	4,273,207

Building Products – 0.5%
46,360	Trane Technologies PLC	4,182,136

Capital Markets – 3.6%
212,808	Bank of New York Mellon Corp. (The)	7,910,073
47,680	Cboe Global Markets, Inc.	5,076,013
153,985	E*TRADE Financial Corp.	7,012,477
59,841	Evercore, Inc., Class A	3,297,838
89,869	Raymond James Financial, Inc.	6,226,124
33,875	T. Rowe Price Group, Inc.	4,095,487

		33,618,012

Chemicals – 1.8%
89,316	Ashland Global Holdings, Inc.	5,998,462
409,744	Corteva, Inc.	11,190,109

		17,188,571

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 2.4%
227,765	Juniper Networks, Inc.	$ 5,525,579
52,831	Motorola Solutions, Inc.	7,149,619
840,214	Viavi Solutions, Inc.*	9,738,080

		22,413,278

Construction Materials – 1.1%
52,088	Martin Marietta Materials, Inc.	10,005,584

Consumer Finance – 1.5%
299,840	Discover Financial Services	14,245,398

Containers & Packaging – 2.9%
172,445	Ball Corp.	12,288,431
140,824	Packaging Corp. of America	14,280,962

		26,569,393

Diversified Financial Services – 0.5%
101,842	Voya Financial, Inc.	4,587,982

Electric Utilities – 2.2%
64,619	Eversource Energy	5,408,610
227,035	Xcel Energy, Inc.	14,764,086

		20,172,696

Electrical Equipment – 2.8%
155,868	AMETEK, Inc.	14,294,654
53,746	Rockwell Automation, Inc.	11,617,736

		25,912,390

Electronic Equipment, Instruments & Components – 0.9%
219,692	National Instruments Corp.	8,506,474

Entertainment – 1.4%
203,147	Liberty Media Corp.-Liberty Formula One, Class C*	7,039,044
113,658	Live Nation Entertainment, Inc.*	5,587,427

		12,626,471

Equity Real Estate Investment Trusts (REITs) – 12.0%
85,459	Alexandria Real Estate Equities, Inc. REIT	13,136,758
72,898	Americold Realty Trust REIT	2,603,188
89,676	AvalonBay Communities, Inc. REIT	13,990,353
100,041	Camden Property Trust REIT	9,160,754
68,966	CyrusOne, Inc. REIT	5,126,932

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
124,257	Duke Realty Corp. REIT	$ 4,284,381
158,571	Equity LifeStyle Properties, Inc. REIT	9,878,973
48,447	Essex Property Trust, Inc. REIT	11,761,478
425,103	Healthpeak Properties, Inc. REIT	10,474,538
180,307	Hudson Pacific Properties, Inc. REIT	4,358,020
260,532	Invitation Homes, Inc. REIT	6,851,992
148,159	MGM Growth Properties LLC, Class A REIT	4,108,449
67,580	Prologis, Inc. REIT	6,183,570
119,621	Ryman Hospitality Properties, Inc. REIT	4,088,646
105,376	Welltower, Inc. REIT	5,339,402

		111,347,434

Food & Staples Retailing – 0.4%
90,306	Grocery Outlet Holding Corp.*	3,324,164

Food Products – 2.4%
125,038	Conagra Brands, Inc.	4,350,072
41,509	McCormick & Co., Inc.	7,270,716
492,897	Nomad Foods Ltd. (United Kingdom)*	10,439,559

		22,060,347

Gas Utilities – 1.3%
117,624	Atmos Energy Corp.	12,089,395

Health Care Equipment & Supplies – 3.8%
31,264	Cooper Cos., Inc. (The)	9,910,062
284,886	Envista Holdings Corp.*	6,022,490
154,408	Zimmer Biomet Holdings, Inc.	19,507,907

		35,440,459

Health Care Providers & Services – 1.2%
88,716	Centene Corp.*	5,877,435
47,188	Quest Diagnostics, Inc.	5,581,397

		11,458,832

Health Care Technology – 0.7%
519,410	Change Healthcare, Inc.*	6,482,237

Hotels, Restaurants & Leisure – 3.0%
269,547	Aramark	6,978,572
62,001	Dunkin’ Brands Group, Inc.	3,960,004
84,411	Wynn Resorts Ltd.	7,029,748

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
115,306	Yum! Brands, Inc.	$ 10,346,407

		28,314,731

Household Durables – 0.8%
115,494	Lennar Corp., Class A	6,982,767

Independent Power and Renewable Electricity Producers – 0.5%
90,337	NextEra Energy Partners LP	4,617,124

Insurance – 4.9%
10,137	Alleghany Corp.	5,201,295
94,988	American Financial Group, Inc.	5,722,077
65,558	Arthur J Gallagher & Co.	6,180,808
148,926	Brown & Brown, Inc.	5,986,825
42,856	Cincinnati Financial Corp.	2,526,361
63,097	Globe Life, Inc.	4,859,731
10,186	Markel Corp.*	9,141,120
61,645	Reinsurance Group of America, Inc.	5,594,284

		45,212,501

Interactive Media & Services – 1.2%
73,968	Match Group, Inc.*(a)	6,586,111
261,756	Snap, Inc., Class A*	4,957,658

		11,543,769

IT Services – 1.2%
51,641	Fidelity National Information Services, Inc.	7,169,320
26,170	WEX, Inc.*	3,875,254

		11,044,574

Life Sciences Tools & Services – 2.1%
166,514	Agilent Technologies, Inc.	14,676,544
44,112	PRA Health Sciences, Inc.*	4,565,592

		19,242,136

Machinery – 4.4%
177,250	Fortive Corp.	10,808,705
256,107	ITT, Inc.	14,777,374
123,982	Stanley Black & Decker, Inc.	15,553,542

		41,139,621

Media – 2.5%
90,984	Liberty Broadband Corp., Class C*	12,430,234

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
189,713	Liberty Media Corp.-Liberty SiriusXM, Class A*	$ 6,924,525
46,852	Nexstar Media Group, Inc., Class A	3,903,240

		23,257,999

Metals & Mining – 1.8%
497,852	Freeport-McMoRan, Inc.	4,515,518
108,226	Newmont Corp.	6,327,974
205,108	Steel Dynamics, Inc.	5,447,668

		16,291,160

Multiline Retail – 0.5%
26,176	Dollar General Corp.	5,012,966

Multi-Utilities – 5.6%
194,506	Ameren Corp.	14,535,433
245,320	CMS Energy Corp.	14,370,846
175,397	Public Service Enterprise Group, Inc.	8,952,263
112,224	Sempra Energy	14,175,013

		52,033,555

Oil, Gas & Consumable Fuels – 3.2%
237,107	Cheniere Energy, Inc.*	10,515,695
158,120	Hess Corp.	7,505,956
329,215	Noble Energy, Inc.	2,874,047
132,546	ONEOK, Inc.	4,863,113
481,934	Parsley Energy, Inc., Class A	4,404,877

		30,163,688

Pharmaceuticals – 1.6%
191,675	Catalent, Inc.*	14,898,898

Road & Rail – 2.6%
256,349	Knight-Swift Transportation Holdings, Inc.	10,666,682
76,637	Old Dominion Freight Line, Inc.	13,111,824

		23,778,506

Semiconductors & Semiconductor Equipment – 3.5%
44,925	Analog Devices, Inc.	5,074,279
450,941	Marvell Technology Group Ltd.	14,709,696
44,246	MKS Instruments, Inc.	4,673,705
45,974	NXP Semiconductors NV (Netherlands)	4,418,101

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
39,701	Xilinx, Inc.	$ 3,650,507

		32,526,288

Software – 0.6%
22,267	Palo Alto Networks, Inc.*	5,238,757

Specialty Retail – 2.3%
161,767	National Vision Holdings, Inc.*	4,332,120
13,053	O’Reilly Automotive, Inc.*	5,446,234
30,507	RH*	6,616,663
52,515	Ross Stores, Inc.	5,091,855

		21,486,872

Technology Hardware, Storage & Peripherals – 0.4%
86,084	Western Digital Corp.	3,819,547

Water Utilities – 1.6%
118,790	American Water Works Co., Inc.	15,086,330

TOTAL COMMON STOCKS (Cost $874,070,298)		$922,636,051

Units	Description	Value

Right – 0.0%
Media – 0.0%
18,023	Liberty Media Corp.-Liberty SiriusXM*(a)
(Cost $0)	06/20	$ 195,910

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,677,305	0.151%	$ 4,677,305
(Cost $4,677,305)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $878,747,603)		$927,509,266

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,898,749	0.151%	$ 6,898,749
(Cost $6,898,749)

TOTAL INVESTMENTS – 100.5% (Cost $885,646,352)		$934,408,015

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(4,709,049)

NET ASSETS – 100.0%		$929,698,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Aerospace & Defense – 1.3%
274,987	AAR Corp.	$ 5,546,488
516,694	Aerojet Rocketdyne Holdings, Inc.*	22,657,032
154,101	BWX Technologies, Inc.	9,642,099
128,410	Curtiss-Wright Corp.	12,879,523
204,784	Ducommun, Inc.*	6,594,045

		57,319,187

Air Freight & Logistics – 0.6%
406,030	Air Transport Services Group, Inc.*	8,745,886
416,067	Hub Group, Inc., Class A*	19,459,454

		28,205,340

Airlines – 0.3%
454,781	SkyWest, Inc.	14,584,827

Auto Components – 1.0%
1,423,094	Adient PLC*	24,206,829
687,460	American Axle & Manufacturing Holdings, Inc.*	4,887,841
10,838	Autoliv, Inc. (Sweden)	689,080
197,225	Visteon Corp.*	14,200,200

		43,983,950

Banks – 16.9%
359,242	Amalgamated Bank, Class A	4,034,288
1,143,726	Ameris Bancorp	27,712,481
1,058,047	Atlantic Union Bankshares Corp.	24,493,788
1,323,384	BancorpSouth Bank	29,418,826
111,430	Bank of Hawaii Corp.	7,168,292
927,278	Banner Corp.	34,828,562
1,371,869	Brookline Bancorp, Inc.	12,758,382
315,617	Bryn Mawr Bank Corp.	8,764,684
1,734,757	CenterState Bank Corp.	27,409,161
1,326,274	Columbia Banking System, Inc.	32,308,035
610,613	Community Bank System, Inc.	36,282,625
912,517	ConnectOne Bancorp, Inc.	13,377,499
1,772,430	CVB Financial Corp.	34,580,109

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
790,589	FB Financial Corp.	$ 18,665,806
1,057,569	First Financial Bankshares, Inc.	32,403,914
1,018,793	First Merchants Corp.	28,587,332
1,119,144	First Midwest Bancorp, Inc.	14,604,829
212,967	First of Long Island Corp. (The)	3,252,006
444,878	German American Bancorp, Inc.	13,782,320
1,117,029	Glacier Bancorp, Inc.	46,010,425
692,848	Great Western Bancorp, Inc.	9,866,156
695,172	Heritage Financial Corp.	13,208,268
1,087,921	Home BancShares, Inc.	15,742,217
572,635	Independent Bank Corp.	39,780,953
650,770	Lakeland Financial Corp.	27,781,371
1,214,599	OceanFirst Financial Corp.	20,283,803
777,561	Pacific Premier Bancorp, Inc.	16,810,869
424,878	Pinnacle Financial Partners, Inc.	16,931,388
166,288	Prosperity Bancshares, Inc.	10,873,572
1,299,175	Renasant Corp.	31,336,101
363,204	Sandy Spring Bancorp, Inc.	8,807,697
277,627	South State Corp.	14,594,851
665,187	Towne Bank	12,545,427
597,988	TriCo Bancshares	16,964,920
1,532,042	United Community Banks, Inc.	29,951,421

		735,922,378

Biotechnology – 0.4%
215,611	Emergent BioSolutions, Inc.*	18,001,362

Building Products – 0.9%
273,179	Gibraltar Industries, Inc.*	12,022,608
694,102	Griffon Corp.	11,660,913
319,909	Patrick Industries, Inc.	16,593,680

		40,277,201

Capital Markets – 2.2%
251,484	Hamilton Lane, Inc., Class A	18,401,084
332,470	Houlihan Lokey, Inc.	20,107,786
270,692	PJT Partners, Inc., Class A	14,804,145
719,025	Stifel Financial Corp.	34,304,683

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
260,390	Virtu Financial, Inc., Class A	$ 6,210,302

		93,828,000

Chemicals – 1.5%
72,212	Innospec, Inc.	5,566,823
1,070,561	PolyOne Corp.	26,528,502
37,275	Quaker Chemical Corp.	6,368,434
73,382	Stepan Co.	7,129,795
351,480	WR Grace & Co.	18,347,256

		63,940,810

Commercial Services & Supplies – 1.1%
630,968	ABM Industries, Inc.	19,389,647
241,339	Brady Corp., Class A	12,339,663
283,661	Casella Waste Systems, Inc., Class A*	14,452,528

		46,181,838

Communications Equipment – 1.9%
541,338	Lumentum Holdings, Inc.*	39,690,902
804,587	NetScout Systems, Inc.*	22,102,005
1,720,409	Viavi Solutions, Inc.*	19,939,540

		81,732,447

Construction & Engineering – 1.0%
404,254	AECOM*	15,672,928
410,228	EMCOR Group, Inc.	26,069,989

		41,742,917

Construction Materials – 0.2%
551,527	Summit Materials, Inc., Class A*	8,377,695

Consumer Finance – 0.4%
189,076	FirstCash, Inc.	13,191,832
289,146	Oportun Financial Corp.*	2,790,259

		15,982,091

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.4%
1,194,276	Graphic Packaging Holding Co.	$ 17,281,174

Diversified Consumer Services – 0.2%
1,091,137	Laureate Education, Inc., Class A*	10,616,763

Diversified Financial Services – 0.1%
192,575	Alerus Financial Corp.	3,491,385

Electric Utilities – 4.1%
685,686	ALLETE, Inc.	40,270,339
248,312	IDACORP, Inc.	23,150,128
225,876	MGE Energy, Inc.	15,334,721
1,039,673	PNM Resources, Inc.	42,439,452
1,176,584	Portland General Electric Co.	55,428,872

		176,623,512

Electrical Equipment – 0.3%
704,354	nVent Electric PLC	12,910,809

Electronic Equipment, Instruments & Components – 2.6%
166,822	Anixter International, Inc.*	15,966,534
509,563	CTS Corp.	10,874,074
298,787	FARO Technologies, Inc.*	16,815,732
184,069	II-VI, Inc.*	8,748,800
1,101,391	Knowles Corp.*	16,564,921
229,716	SYNNEX Corp.	24,499,211
1,669,130	TTM Technologies, Inc.*	19,311,834

		112,781,106

Energy Equipment & Services – 0.6%
986,329	Apergy Corp.*(a)	8,946,004
790,853	Cactus, Inc., Class A	15,089,475

		24,035,479

Entertainment – 0.0%
42,815	Live Nation Entertainment, Inc.*	2,104,785

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 10.6%
1,363,687	Acadia Realty Trust REIT	$ 15,996,049
648,549	Chatham Lodging Trust REIT	4,377,706
1,562,350	Columbia Property Trust, Inc. REIT	19,888,715
737,997	CyrusOne, Inc. REIT	54,862,697
1,463,704	Healthcare Realty Trust, Inc. REIT	44,935,713
794,320	Hudson Pacific Properties, Inc. REIT	19,198,714
194,986	Life Storage, Inc. REIT	19,007,235
448,848	National Health Investors, Inc. REIT	24,906,576
1,453,347	Park Hotels & Resorts, Inc. REIT	14,286,401
1,955,814	Pebblebrook Hotel Trust REIT	26,716,419
1,799,368	Physicians Realty Trust REIT	31,075,085
864,607	Preferred Apartment Communities, Inc., Class A REIT	6,043,603
298,803	PS Business Parks, Inc. REIT	39,932,033
2,611,360	RLJ Lodging Trust REIT	26,923,122
417,455	Safehold, Inc. REIT	22,872,359
1,801,112	STAG Industrial, Inc. REIT	48,449,913
804,341	Terreno Realty Corp. REIT	41,174,216

		460,646,556

Food & Staples Retailing – 0.5%
337,372	BJ’s Wholesale Club Holdings, Inc.*	12,145,392
241,496	Grocery Outlet Holding Corp.*	8,889,468

		21,034,860

Food Products – 2.2%
1,746,767	Darling Ingredients, Inc.*	40,717,139
2,002,494	Hostess Brands, Inc.*	24,180,115
1,220,331	Nomad Foods Ltd. (United Kingdom)*	25,846,611
324,172	Simply Good Foods Co. (The)*	5,520,649

		96,264,514

Gas Utilities – 1.9%
341,649	Chesapeake Utilities Corp.	30,864,571
602,493	ONE Gas, Inc.	50,591,337

		81,455,908

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 1.7%
762,315	Avanos Medical, Inc.*	$ 22,152,874
250,354	CONMED Corp.	18,378,487
302,617	Globus Medical, Inc., Class A*	16,538,019
330,349	Integra LifeSciences Holdings Corp.*	17,214,486

		74,283,866

Health Care Providers & Services – 0.9%
719,164	Acadia Healthcare Co., Inc.*	20,575,282
166,555	AMN Healthcare Services, Inc.*	7,388,380
151,399	Magellan Health, Inc.*	11,353,411

		39,317,073

Health Care Technology – 0.7%
1,352,330	Allscripts Healthcare Solutions, Inc.*	8,546,726
494,446	HMS Holdings Corp.*	15,446,493
398,313	Vocera Communications, Inc.*	7,818,884

		31,812,103

Hotels, Restaurants & Leisure – 2.6%
229,868	Boyd Gaming Corp.	4,914,578
598,294	Brinker International, Inc.	15,765,047
327,773	Jack in the Box, Inc.	21,967,346
412,190	Marriott Vacations Worldwide Corp.	37,027,028
101,113	Papa John’s International, Inc.	7,875,692
178,558	Planet Fitness, Inc., Class A*	11,540,203
228,815	Texas Roadhouse, Inc.	11,864,058

		110,953,952

Household Durables – 2.2%
74,069	Helen of Troy Ltd.*	13,474,632
518,647	KB Home	17,156,843
523,461	Meritage Homes Corp.*	36,380,539
255,995	TopBuild Corp.*	29,360,067

		96,372,081

Insurance – 4.2%
242,132	AMERISAFE, Inc.	14,862,062

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
324,043	BRP Group, Inc., Class A*	$ 4,018,133
304,233	CNO Financial Group, Inc.	4,365,744
138,748	Enstar Group Ltd. (Bermuda)*	19,757,715
258,702	Kemper Corp.	16,401,707
192,094	Kinsale Capital Group, Inc.	28,683,476
254,276	Palomar Holdings, Inc.*	18,923,220
199,825	Primerica, Inc.	22,708,113
302,144	RLI Corp.	23,857,290
569,238	Selective Insurance Group, Inc.	29,856,533

		183,433,993

IT Services – 2.8%
67,332	CACI International, Inc., Class A*	16,885,519
1,790,218	KBR, Inc.	41,980,612
504,006	LiveRamp Holdings, Inc.*	25,417,022
119,112	ManTech International Corp., Class A	9,259,767
1,232,794	Perspecta, Inc.	27,331,043

		120,873,963

Leisure Products – 0.7%
1,439,451	Callaway Golf Co.	22,052,389
203,482	Malibu Boats, Inc., Class A*	9,590,107

		31,642,496

Life Sciences Tools & Services – 1.5%
473,823	Luminex Corp.	14,764,325
143,576	PRA Health Sciences, Inc.*	14,860,116
594,851	Syneos Health, Inc.*	36,279,962

		65,904,403

Machinery – 4.6%
121,499	CIRCOR International, Inc.*	1,953,704
470,125	Columbus McKinnon Corp.	14,296,501
729,713	Enerpac Tool Group Corp.	13,061,863
736,598	Federal Signal Corp.	21,464,466
1,095,466	Kennametal, Inc.	30,388,227
284,184	Navistar International Corp.*	7,144,386

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,690,485	Rexnord Corp.	$ 50,883,598
608,997	SPX FLOW, Inc.*	21,059,116
854,717	TriMas Corp.*	20,214,057
223,526	Watts Water Technologies, Inc., Class A	18,588,422

		199,054,340

Media – 0.7%
282,777	Nexstar Media Group, Inc., Class A	23,558,152
760,502	TEGNA, Inc.	8,913,083

		32,471,235

Metals & Mining – 1.5%
977,713	Coeur Mining, Inc.*	5,621,850
1,298,929	Commercial Metals Co.	22,289,622
1,407,538	Constellium SE*	11,555,887
1,909,504	Sandstorm Gold Ltd. (Canada)*	15,925,263
564,162	Warrior Met Coal, Inc.	7,943,401

		63,336,023

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
83,086	Blackstone Mortgage Trust, Inc., Class A REIT	1,959,999
1,329,371	KKR Real Estate Finance Trust, Inc. REIT	21,522,516
1,807,592	PennyMac Mortgage Investment Trust REIT	19,901,588

		43,384,103

Multiline Retail – 0.3%
375,830	Big Lots, Inc.	14,563,412

Oil, Gas & Consumable Fuels – 2.5%
931,514	Brigham Minerals, Inc., Class A	12,342,560
266,074	Delek US Holdings, Inc.	5,233,676
1,540,536	Euronav NV (Belgium)	15,590,224
1,795,688	Falcon Minerals Corp.	4,471,263
1,571,145	Golar LNG Ltd. (Bermuda)	12,459,180

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,513,846	Noble Energy, Inc.	$ 13,215,876
951,508	Rattler Midstream LP	8,002,182
2,194,700	Viper Energy Partners LP	23,022,403
2,540,056	WPX Energy, Inc.*	14,402,118

		108,739,482

Personal Products – 0.7%
549,083	BellRing Brands, Inc., Class A*	11,025,587
597,779	Edgewell Personal Care Co.*	18,184,437

		29,210,024

Pharmaceuticals – 0.5%
514,780	Prestige Consumer Healthcare, Inc.*	21,723,716

Professional Services – 1.4%
457,563	ASGN, Inc.*	28,181,305
141,819	FTI Consulting, Inc.*	17,083,517
224,586	ICF International, Inc.	14,728,350

		59,993,172

Real Estate Management & Development – 0.3%
993,526	Kennedy-Wilson Holdings, Inc.	13,929,235

Road & Rail – 1.4%
730,208	Marten Transport Ltd.	18,686,023
238,253	Saia, Inc.*	25,836,155
338,331	Werner Enterprises, Inc.	15,637,659

		60,159,837

Semiconductors & Semiconductor Equipment – 3.1%
186,710	Entegris, Inc.	11,180,195
692,387	FormFactor, Inc.*	17,427,381
690,312	Lattice Semiconductor Corp.*	17,168,059
469,333	MACOM Technology Solutions Holdings, Inc.*	14,901,323
137,742	MKS Instruments, Inc.	14,549,688
709,855	Onto Innovation, Inc.*	22,062,293
284,711	Semtech Corp.*	15,140,931

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
368,927	Synaptics, Inc.*	$ 23,508,028

		135,937,898

Software – 0.9%
395,751	Bottomline Technologies DE, Inc.*	20,025,001
403,303	Verint Systems, Inc.*	18,701,160

		38,726,161

Specialty Retail – 2.9%
103,269	Burlington Stores, Inc.*	21,652,411
261,225	Five Below, Inc.*	27,337,196
164,299	Lithia Motors, Inc., Class A	19,812,816
103,775	Murphy USA, Inc.*	12,048,278
648,015	Rent-A-Center, Inc.	16,498,462
39,809	RH*	8,634,174
431,876	Sonic Automotive, Inc., Class A	11,349,701
394,137	Zumiez, Inc.*	9,605,119

		126,938,157

Textiles, Apparel & Luxury Goods – 0.5%
258,694	Crocs, Inc.*	7,411,583
89,072	Deckers Outdoor Corp.*	16,258,312

		23,669,895

Thrifts & Mortgage Finance – 1.7%
2,828,828	MGIC Investment Corp.	23,224,678
704,244	NMI Holdings, Inc., Class A*	10,820,709
943,317	Provident Financial Services, Inc.	12,291,420
1,121,907	Washington Federal, Inc.	29,012,515

		75,349,322

Trading Companies & Distributors – 1.2%
564,125	Beacon Roofing Supply, Inc.*	13,888,757
332,361	BMC Stock Holdings, Inc.*	8,697,887
436,801	Herc Holdings, Inc.*	12,448,829
411,192	Kaman Corp.	16,447,680

		51,483,153

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.4%
286,272	SJW Group	$ 17,989,332

TOTAL COMMON STOCKS (Cost $3,973,450,231)		$4,180,579,321

Exchange-Traded Fund – 1.5%
686,188	iShares Russell 2000 Value ETF
(Cost $51,594,761)		$ 65,318,236

Shares	Dividend Rate	Value

Investment Company – 3.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
135,512,359	0.151%	$ 135,512,359
(Cost $135,512,359)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $4,160,557,351)		$4,381,409,916

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,425,494	0.151%	$ 8,425,494
(Cost $8,425,494)

TOTAL INVESTMENTS – 100.9% (Cost $4,168,982,845)		$4,389,835,410

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(37,550,140)

NET ASSETS – 100.0%		$4,352,285,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 1.4%
10,191	Aerojet Rocketdyne Holdings, Inc.*	$ 446,875
4,958	BWX Technologies, Inc.	310,222
5,796	Curtiss-Wright Corp.	581,339

		1,338,436

Air Freight & Logistics – 0.3%
4,138	XPO Logistics, Inc.*	326,116

Airlines – 0.3%
10,339	SkyWest, Inc.	331,572

Auto Components – 0.4%
5,172	Aptiv PLC	389,710

Banks – 10.1%
6,367	Bank of Hawaii Corp.	409,589
7,003	BOK Financial Corp.	356,733
22,570	Columbia Banking System, Inc.	549,805
12,893	Commerce Bancshares, Inc.	821,671
11,489	Community Bank System, Inc.	682,676
3,630	Cullen/Frost Bankers, Inc.	275,771
19,776	East West Bancorp, Inc.	691,171
24,497	First Financial Bankshares, Inc.	750,588
19,966	Glacier Bancorp, Inc.	822,400
5,787	Independent Bank Corp.	402,023
11,012	PacWest Bancorp	190,618
17,295	Pinnacle Financial Partners, Inc.	689,206
11,916	Prosperity Bancshares, Inc.	779,187
4,862	Signature Bank	500,348
8,103	South State Corp.	425,975
2,155	SVB Financial Group*	462,786
8,117	TCF Financial Corp.	234,744
18,681	Webster Financial Corp.	528,672
4,689	Wintrust Financial Corp.	198,626

		9,772,589

Beverages – 0.5%
910	Boston Beer Co., Inc. (The), Class A*	513,904

Building Products – 0.3%
3,723	Armstrong World Industries, Inc.	280,677

Capital Markets – 2.2%
4,318	Evercore, Inc., Class A	237,965
6,029	Hamilton Lane, Inc., Class A	441,142

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
7,352	Houlihan Lokey, Inc.	$ 444,649
5,215	LPL Financial Holdings, Inc.	372,299
10,481	Stifel Financial Corp.	500,048
5,883	Virtu Financial, Inc., Class A	140,310

		2,136,413

Chemicals – 2.8%
12,246	Ashland Global Holdings, Inc.	822,441
11,967	Axalta Coating Systems Ltd.*	276,557
3,062	Celanese Corp.	275,304
14,991	Huntsman Corp.	272,087
2,616	PolyOne Corp.	64,825
13,464	RPM International, Inc.	1,006,838

		2,718,052

Communications Equipment – 1.9%
14,972	Ciena Corp.*	827,353
5,844	Lumentum Holdings, Inc.*	428,482
51,186	Viavi Solutions, Inc.*	593,246

		1,849,081

Construction & Engineering – 2.2%
24,414	AECOM*	946,531
10,006	Jacobs Engineering Group, Inc.	840,704
3,075	Valmont Industries, Inc.	350,550

		2,137,785

Construction Materials – 0.2%
1,692	Vulcan Materials Co.	183,277

Consumer Finance – 0.7%
6,933	FirstCash, Inc.	483,716
7,882	OneMain Holdings, Inc.	183,887

		667,603

Containers & Packaging – 2.0%
4,225	Avery Dennison Corp.	467,581
12,378	Crown Holdings, Inc.*	809,892
44,625	Graphic Packaging Holding Co.	645,724

		1,923,197

Diversified Consumer Services – 0.9%
3,637	Bright Horizons Family Solutions, Inc.*	406,908
2,264	Chegg, Inc.*	138,285

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
6,979	frontdoor, Inc.*	$ 318,591

		863,784

Diversified Financial Services – 0.7%
15,233	Voya Financial, Inc.	686,247

Diversified Telecommunication Services – 0.9%
12,643	GCI Liberty, Inc., Class A*	874,769

Electric Utilities – 3.9%
10,731	ALLETE, Inc.	630,231
25,218	Alliant Energy Corp.	1,244,760
8,147	IDACORP, Inc.	759,545
12,052	PNM Resources, Inc.	491,963
14,715	Portland General Electric Co.	693,224

		3,819,723

Electrical Equipment – 1.1%
3,660	Hubbell, Inc.	448,057
36,060	nVent Electric PLC	660,980

		1,109,037

Electronic Equipment, Instruments & Components – 2.8%
2,881	Littelfuse, Inc.	468,134
22,403	National Instruments Corp.	867,444
6,944	SYNNEX Corp.	740,577
16,350	Trimble, Inc.*	639,612

		2,715,767

Energy Equipment & Services – 0.2%
24,490	Apergy Corp.*	222,124

Entertainment – 0.8%
21,858	Liberty Media Corp.-Liberty Formula One, Class C*	757,380
1,175	Live Nation Entertainment, Inc.*	57,763

		815,143

Equity Real Estate Investment Trusts (REITs) – 13.1%
9,823	Americold Realty Trust REIT	350,779
11,879	Camden Property Trust REIT	1,087,760
35,472	Columbia Property Trust, Inc. REIT	451,559
16,706	CubeSmart REIT	475,453
14,608	CyrusOne, Inc. REIT	1,085,959

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
26,296	Duke Realty Corp. REIT	$ 906,686
52,908	Empire State Realty Trust, Inc., Class A REIT	350,780
15,512	Equity LifeStyle Properties, Inc. REIT	966,398
5,438	Federal Realty Investment Trust REIT	434,551
24,638	Healthcare Realty Trust, Inc. REIT	756,387
10,249	Highwoods Properties, Inc. REIT	392,229
20,797	Hudson Pacific Properties, Inc. REIT	502,663
4,894	Life Storage, Inc. REIT	477,067
4,276	Mid-America Apartment Communities, Inc. REIT	497,555
7,532	National Health Investors, Inc. REIT	417,951
36,970	Pebblebrook Hotel Trust REIT	505,010
2,351	PS Business Parks, Inc. REIT	314,188
52,408	RLJ Lodging Trust REIT	540,326
21,686	STAG Industrial, Inc. REIT	583,353
25,080	STORE Capital Corp. REIT	485,047
4,754	Sun Communities, Inc. REIT	652,201
9,047	Terreno Realty Corp. REIT	463,116

		12,697,018

Food & Staples Retailing – 0.3%
6,892	Grocery Outlet Holding Corp.*	253,695
3,170	Performance Food Group Co.*	84,480

		338,175

Food Products – 2.2%
30,260	Hostess Brands, Inc.*	365,389
8,371	Lamb Weston Holdings, Inc.	502,762
27,560	Nomad Foods Ltd. (United Kingdom)*	583,721
7,298	Post Holdings, Inc.*	635,364

		2,087,236

Gas Utilities – 2.3%
13,335	Atmos Energy Corp.	1,370,571
9,802	ONE Gas, Inc.	823,074

		2,193,645

Health Care Equipment & Supplies – 3.3%
9,318	Avanos Medical, Inc.*	270,781
6,308	DENTSPLY SIRONA, Inc.	293,448
8,077	Hill-Rom Holdings, Inc.	821,189
10,907	Integra LifeSciences Holdings Corp.*	568,364
6,092	NuVasive, Inc.*	369,175

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,225	STERIS PLC	$ 866,775

		3,189,732

Health Care Providers & Services – 0.6%
19,239	Acadia Healthcare Co., Inc.*	550,428

Hotels, Restaurants & Leisure – 2.1%
7,872	Boyd Gaming Corp.	168,303
7,983	Marriott Vacations Worldwide Corp.	717,113
2,773	Papa John’s International, Inc.	215,989
5,507	Texas Roadhouse, Inc.	285,538
1,362	Vail Resorts, Inc.	270,126
1,833	Wingstop, Inc.	223,534
3,538	Wyndham Destinations, Inc.	112,508

		1,993,111

Household Durables – 2.3%
1,754	Helen of Troy Ltd.*	319,088
2,918	Lennar Corp., Class A	176,422
14,310	Meritage Homes Corp.*	994,545
6,273	TopBuild Corp.*	719,450

		2,209,505

Industrial Conglomerates – 0.5%
3,862	Carlisle Cos., Inc.	462,899

Insurance – 5.9%
9,675	American Financial Group, Inc.	582,822
23,149	Brown & Brown, Inc.	930,590
10,938	Globe Life, Inc.	842,445
5,448	Hanover Insurance Group, Inc. (The)	546,707
8,656	Kemper Corp.	548,790
4,559	Primerica, Inc.	518,085
2,659	RenaissanceRe Holdings Ltd. (Bermuda)	446,340
7,806	Selective Insurance Group, Inc.	409,424
15,359	WR Berkley Corp.	890,054

		5,715,257

IT Services – 2.3%
3,301	CACI International, Inc., Class A*	827,825
9,916	Leidos Holdings, Inc.	1,044,056
16,113	Perspecta, Inc.	357,225

		2,229,106

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.9%
11,781	Brunswick Corp.	$ 648,073
13,284	Callaway Golf Co.	203,511

		851,584

Life Sciences Tools & Services – 3.7%
2,741	Bio-Rad Laboratories, Inc., Class A*	1,346,708
2,070	Charles River Laboratories International, Inc.*	371,896
8,495	PerkinElmer, Inc.	853,493
5,237	PRA Health Sciences, Inc.*	542,030
10,689	QIAGEN NV*	468,071

		3,582,198

Machinery – 4.1%
3,330	IDEX Corp.	530,702
20,511	Ingersoll Rand, Inc.*	578,410
7,808	ITT, Inc.	450,522
3,257	Nordson Corp.	613,456
23,596	Rexnord Corp.	710,240
19,849	Timken Co. (The)	844,376
2,946	Watts Water Technologies, Inc., Class A	244,989

		3,972,695

Media – 0.5%
6,409	Nexstar Media Group, Inc., Class A	533,934

Metals & Mining – 1.3%
26,126	Commercial Metals Co.	448,322
26,896	Constellium SE*	220,816
34,905	Sandstorm Gold Ltd. (Canada)*	291,108
12,469	Steel Dynamics, Inc.	331,177

		1,291,423

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
1,972	Blackstone Mortgage Trust, Inc., Class A REIT	46,519
23,220	KKR Real Estate Finance Trust, Inc. REIT	375,932
30,170	PennyMac Mortgage Investment Trust REIT	332,172

		754,623

Oil, Gas & Consumable Fuels – 1.5%
4,939	Cabot Oil & Gas Corp.	97,990
27,085	Euronav NV (Belgium)	274,100

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
55,071	Parsley Energy, Inc., Class A	$ 503,349
18,656	Viper Energy Partners LP	195,701
67,940	WPX Energy, Inc.*	385,220

		1,456,360

Personal Products – 0.4%
17,008	BellRing Brands, Inc., Class A*	341,521

Pharmaceuticals – 1.3%
16,093	Catalent, Inc.*	1,250,909

Professional Services – 0.6%
8,852	ASGN, Inc.*	545,195

Real Estate Management & Development – 0.6%
36,837	Cushman & Wakefield PLC*	377,579
15,241	Kennedy-Wilson Holdings, Inc.	213,679

		591,258

Road & Rail – 1.9%
12,972	Knight-Swift Transportation Holdings, Inc.	539,765
4,745	Old Dominion Freight Line, Inc.	811,822
1,177	Saia, Inc.*	127,634
8,014	Werner Enterprises, Inc.	370,407

		1,849,628

Semiconductors & Semiconductor Equipment – 2.7%
7,371	Cree, Inc.*	388,378
12,288	Entegris, Inc.	735,805
15,218	Lattice Semiconductor Corp.*	378,472
8,927	Marvell Technology Group Ltd.	291,199
7,424	MKS Instruments, Inc.	784,197

		2,578,051

Software – 1.0%
41,589	Nuance Communications, Inc.*	951,556

Specialty Retail – 2.1%
3,316	Burlington Stores, Inc.*	695,266
5,890	Five Below, Inc.*	616,389
3,581	Lithia Motors, Inc., Class A	431,833
405	RH*	87,840
1,038	Ulta Beauty, Inc.*	253,282

		2,084,610

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
14,142	Crocs, Inc.*	$ 405,168
1,979	Deckers Outdoor Corp.*	361,227

		766,395

Thrifts & Mortgage Finance – 1.3%
61,212	MGIC Investment Corp.	502,551
14,392	NMI Holdings, Inc., Class A*	221,133
20,143	Washington Federal, Inc.	520,898

		1,244,582

Trading Companies & Distributors – 0.8%
11,503	Beacon Roofing Supply, Inc.*	283,204
2,781	Watsco, Inc.	494,768

		777,972

TOTAL COMMON STOCKS (Cost $93,940,099)		$94,765,612

Shares	Dividend Rate	Value

Investment Company – 1.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,695,652	0.151%	$ 1,695,652
(Cost $1,695,652)

TOTAL INVESTMENTS – 99.5% (Cost $95,635,751)		$96,461,264

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		484,277

NET ASSETS – 100.0%		$96,945,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”), assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long position or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,447,780	$—	$—
Europe	18,738,283	—	—
North America	295,491,882	—	—
Oceania	4,475,252	—	—
Investment Company	269,752	—	—

Total	$322,422,949	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$329,207	$—	$—
North America	8,581,019	—	—
Investment Company	33,933	—	—

Total	$8,944,159	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,715,455	$—	$—
North America	367,218,641	—	—
Investment Company	5,722,733	—	—

Total	$381,656,829	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$19,841,411	$—	$—
North America	902,794,640	195,910	—
Investment Company	4,677,305	—	—
Securities Lending Reinvestment Vehicle	6,898,749	—	—

Total	$934,212,105	$195,910	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$42,125,915	$—	$—
North America	4,203,771,642	—	—
Investment Company	135,512,359	—	—
Securities Lending Reinvestment Vehicle	8,425,494	—	—

Total	$4,389,835,410	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$857,821	$—	$—
North America	93,907,791	—	—
Investment Company	1,695,652	—	—

Total	$96,461,264	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.